Leases (Details) - Schedule of Summary of Operating Leases	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Summary of Operating Leases [Abstract]
Operating lease ROU assets	¥ 7,275,367	$ 1,025,422	¥ 11,132,428
Operating lease liabilities – current	5,156,540	726,785	4,753,547
Operating lease liabilities – non-current	¥ 1,783,593	$ 251,387	¥ 6,348,890
Weighted average remaining lease term	1 year 6 months	1 year 6 months	2 years 6 months
Weighted average discount rate	4.80%	4.80%	4.70%